SHAREHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Note 6 - SHAREHOLDERS' EQUITY

COMMON STOCK

The Company has been authorized to issue 900,000,000 shares of common stock, $0.001 par value. Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.

On January 12, 2018 the Company issued 200,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $30,000.

On January 16, 2018 the Company issued 150,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $22,500.

On February 12, 2018 the Company issued 40,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $3,216.

On February 15, 2018 the Company issued 100,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $10,000.

On February 23, 2018 the Company issued 100,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $8,810.

On March 15, 2018 the Company issued 100,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $8,500.

On March 29, 2018 the Company issued 75,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $7,117.

On March 29, 2018 the Company issued 663,856 shares to related parties for conversion of accrued compensation of $63,000, recorded at the fair market value of the share price.

On April 5, 2018 the Company issued 250,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $19,750.

On April 9, 2018 the Company issued 250,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $17,500.

On April 27, 2018 the Company issued 300,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $10,050.

On May 2, 2018, the Company issued 840,336 shares, at $0.0119 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $10,000 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on May 2, 2018 was $0.035 per share.

On May 7, 2018 the Company issued 1,1000,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $34,100.

On May 14, 2018, the Company issued 943,396 shares, at $0.0106 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $10,000 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on May 14, 2018 was $0.028 per share.

On May 24, 2018, the Company issued 1,041,667 shares, at $0.0096 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $10,000 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on May 24, 2018 was $0.0161 per share.

On June 4, 2018, the Company issued 2,341,176 shares, at $0.0068 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $14,600 in principal and $1,320 in accrued interest toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on June 4, 2018 was $0.03 per share.

On June 6, 2018, the Company issued 1,738,235 shares, at $0.0068 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $11,820 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on Jun 6, 2018 was $0.0127 per share.

On June 12, 2018, the Company issued 1,703,125 shares, at $0.0064 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $9,580 in principal and $1,320 in accrued interest toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on June 12, 2018 was $0.0113 per share.

On July 19, 2018, the Company issued 2,010,050 shares, at $0.00597 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $12,000 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on July 19, 2018 was $0.013 per share.

On July 25, 2018 the Company issued 5,800,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $58,000.

On August 6, 2018, the Company issued 2,181,818 shares, at $0.0055 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $12,000 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on August 6, 2018 was $0.0124 per share.

On September 18, 2018 the Company issued 4,411,765 shares to non-related party for services, recorded at the fair market value of the share price, in the amount of $30,000.

On October 5, 2018 the Company issued 1,000,000 shares to non-related party for services, recorded at the fair market value of the share price, in the amount of $7,400.

On October 8, 2018, the Company issued 2,348,571 shares, at $0.0035 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $7,100 in principal and $1,120 in accrued interest toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on October 8, 2018 was $0.0084 per share.

On October 11, 2018, the Company issued 3,428,571 shares, at $0.0035 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $12,000 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on October 11, 2018 was $0.012 per share.

On October 17, 2018, the Company issued 3,837,143 shares, at $0.0035 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $13,430 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on October 17, 2018 was $0.0083 per share.

On October 19, 2018, the Company issued 3,840,000 shares, at $0.0035 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $12,040 in principal and $1,400 in accrued interest toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on October 19, 2018 was $0.0075 per share.

On October 23, 2018, the Company issued 4,272,222 shares, at $0.0036 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $15,380 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on October 23, 2018 was $0.0071 per share.

On October 26, 2018, the Company issued 3,613,514 shares, at $0.0037 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $12,050 in principal and $1,320 in accrued interest toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on October 26, 2018 was $0.0089 per share.

On November 12, 2018 the Company issued 1,000,000 shares to non-related party for services, recorded at the fair market value of the share price, in the amount of $11,500.

On November 30, 2018 the Company issued 5,208,333 shares to non-related party for services, recorded at the fair market value of the share price, in the amount of $36,979.

On December 14, 2018, the Company sold 4,353,125 shares to GHS Investments LLC, at $0.00472 per share, for cash proceeds of $20,547. The shares were issued at a discount to the market. Fair Market Value on December 14, 2018 was $0.0069 per share.

On December 31, 2018, our Chief Executive Officer, Dr. Ruggero M. Santilli requested the extinguishment of $250,000 of notes payable due. The Company extinguished $250,000 of notes payable due Dr. Ruggero M. Santilli on December 31, 2018 and booked the offsetting entry to Additional paid-in Capital due to it being a related party transaction.

On January 7, 2019 the Company issued 1,800,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $9,000.

On January 25, 2019 the Company issued 2,000,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $8,800.

On February 6, 2019, the Company sold 4,534,293 shares to GHS Investments LLC, at $0.003 per share, for cash proceeds of $13,784. The shares were issued at a discount to the market. Fair Market Value on February 6, 2019 was $0.005 per share.

On February 14, 2019 the Company issued 250,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $3,825.

On February 19, 2019 the Company issued 3,333,333 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $40,000.

On March 5, 2019, the Company sold 5,790,000 shares to GHS Investments LLC, at $0.006 per share, for cash proceeds of $34,740. The shares were issued at a discount to the market. Fair Market Value on March 5, 2019 was $0.0105 per share.

On March 7, 2019 the Company issued 1,000,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $9,600.

On March 13, 2019 the Company issued 1,000,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $7,800.

On March 19, 2019, the Company sold 1,220,867 shares to GHS Investments LLC, at $0.0042 per share, for cash proceeds of $5,177. The shares were issued at a discount to the market. Fair Market Value on March 5, 2019 was $0.0062 per share.

PREFERRED STOCK

The Company has been authorized to issue 750,000,000 shares of $0.001 par value Preferred Stock. The Board of Directors is expressly vested with the authority to divide any or all of the Preferred Stock into series and to fix and determine the relative rights and preferences of the shares of each series so established, within certain guidelines established in the Articles of Incorporation.

Series A: The certificate of designation for the Preferred A Stock provides that as a class it possesses a number of votes equal to fifteen (15) votes per share and may be converted into ten (10) $0.001 par value common shares.

On October 10, 2013, the Company issued fifty million (50,000,000) shares of our Series “A” Convertible Preferred Stock (the “Preferred Stock”) to Hadronic Technologies Press, Inc. (“Hadronic”), a Florida corporation maintaining its principal place of business at 35246 US Highway 19 North, Suite #215, Palm Harbor, Florida 34684. Our Directors, Dr. Ruggero M. Santilli and Mrs. Carla Santilli each own fifty percent of the equity in Hadronic. The Series “A” Convertible Preferred Stock has 15 votes per share and is convertible into 10 shares of our common stock at the election of the shareholder. Shares were valued at the par value of the common stock equivalents, $500,000.

At March 31, 2019 and December 31, 2018, there were Fifty million (50,000,000) shares of Series A Convertible Preferred Stock issued and outstanding, respectively.

OPTIONS AND WARRANTS

In accordance with employment agreements, common stock options are issued annually to the officers of the Company. The number of shares is determined by the number of shares outstanding at the end of the year at a percentage per the employment agreements, as described below. The strike price is the fair value trading price as of the anniversary date of the employment agreements. The options are based on the number of shares outstanding of the Company at the year end, at an exercise price at market price at the employment agreements annual anniversary, July 25th. As of March 31, 2019, the officers are entitled to 29,887 options, at an average exercise price of $0.2818. There is no expiration date to these options and only vest upon a change in control. The options were valued at $4,695, however no expense has been recognized with the associated options, as no options have vested or are considered by management to probable vest. The options were valued using the Black Scholes Method, using the following assumptions:

Weighted Average:	March 31, 2019	December 31, 2018
Risk-free interest rate	2.42%	2.42%
Expected lives (years)	10.0	10.0
Expected price volatility	161.40%	161.40%
Dividend rate	0.0%	0.0%
Forfeiture Rate	0.0%	0.0%

There are no other warrants or options outstanding to acquire any additional shares of common stock of the Company as of March 31, 2019.

COMMON STOCK

The Company has been authorized to issue 900,000,000 shares of common stock, $0.001 par value. Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.

On January 9, 2017 the Company issued 3,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $690.

On January 10, 2017 the Company issued 5,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $1,250.

On January 24, 2017 the Company issued 8,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $2,080.

On January 27, 2017 the Company issued 36,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $10,800.

On February 13, 2017 the Company issued 10,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $2,100.

On March 6, 2017 the Company issued 10,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $3,000.

On April 12, 2017 the Company issued 150,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $22,500.

On May 9, 2017 the Company issued 70,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $5,600.

On June 5, 2017 the Company issued 120,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $10,000.

On June 8, 2017 the Company issued 16,530,769 shares to related parties for conversion of accrued compensation of $991,846, recorded at the fair market value of the share price.

On July 7, 2017 the Company issued 120,196 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $8,413.

On July 14, 2017 the Company issued 150,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $13,350.

On September 7, 2017 the Company sold 8,000,000 restricted shares to non-related parties for cash proceeds in the amount of $80,000.

On October 2, 2017 the Company issued 50,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $15,000.

On October 9, 2017 the Company issued 150,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $5,495.

On October 16, 2017 the Company issued 100,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $9,180.

On October 24, 2017 the Company issued 100,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $8,010.

On November 6, 2017 the Company issued 50,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $4,050.

On December 11, 2017 the Company issued 600,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $72,000.

On December 21, 2017 the Company issued 1,260,000 shares to related parties for conversion of accrued compensation of $126,000, recorded at the fair market value of the share price.

On December 27, 2017 the Company issued 75,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $6,045.

On January 12, 2018 the Company issued 200,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $30,000.

On January 16, 2018 the Company issued 150,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $22,500.

On February 12, 2018 the Company issued 40,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $3,216.

On February 15, 2018 the Company issued 100,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $10,000.

On February 23, 2018 the Company issued 100,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $8,810.

On March 15, 2018 the Company issued 100,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $8,500.

On March 29, 2018 the Company issued 75,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $7,117.

On March 29, 2018 the Company issued 663,856 shares to related parties for conversion of accrued compensation of $63,000, recorded at the fair market value of the share price.

On April 5, 2018 the Company issued 250,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $19,750.

On April 9, 2018 the Company issued 250,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $17,500.

On April 27, 2018 the Company issued 300,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $10,050.

On May 2, 2018, the Company issued 840,336 shares, at $0.0119 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $10,000 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on May 2, 2018 was $0.035 per share.

On May 7, 2018 the Company issued 1,1000,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $34,100.

On May 14, 2018, the Company issued 943,396 shares, at $0.0106 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $10,000 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on May 14, 2018 was $0.028 per share.

On May 24, 2018, the Company issued 1,041,667 shares, at $0.0096 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $10,000 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on May 24, 2018 was $0.0161 per share.

On June 4, 2018, the Company issued 2,341,176 shares, at $0.0068 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $14,600 in principal and $1,320 in accrued interest toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on June 4, 2018 was $0.03 per share.

On June 6, 2018, the Company issued 1,738,235 shares, at $0.0068 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $11,820 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on Jun 6, 2018 was $0.0127 per share.

On June 12, 2018, the Company issued 1,703,125 shares, at $0.0064 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $9,580 in principal and $1,320 in accrued interest toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on June 12, 2018 was $0.0113 per share.

On July 19, 2018, the Company issued 2,010,050 shares, at $0.00597 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $12,000 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on July 19, 2018 was $0.013 per share.

On July 25, 2018 the Company issued 5,800,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $58,000.

On August 6, 2018, the Company issued 2,181,818 shares, at $0.0055 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $12,000 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on August 6, 2018 was $0.0124 per share.

On September 18, 2018 the Company issued 4,411,765 shares to non-related party for services, recorded at the fair market value of the share price, in the amount of $30,000.

On October 5, 2018 the Company issued 1,000,000 shares to non-related party for services, recorded at the fair market value of the share price, in the amount of $7,400.

On October 8, 2018, the Company issued 2,348,571 shares, at $0.0035 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $7,100 in principal and $1,120 in accrued interest toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on October 8, 2018 was $0.0084 per share.

On October 11, 2018, the Company issued 3,428,571 shares, at $0.0035 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $12,000 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on October 11, 2018 was $0.012 per share.

On October 17, 2018, the Company issued 3,837,143 shares, at $0.0035 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $13,430 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on October 17, 2018 was $0.0083 per share.

On October 19, 2018, the Company issued 3,840,000 shares, at $0.0035 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $12,040 in principal and $1,400 in accrued interest toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on October 19, 2018 was $0.0075 per share.

On October 23, 2018, the Company issued 4,272,222 shares, at $0.0036 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $15,380 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on October 23, 2018 was $0.0071 per share.

On October 26, 2018, the Company issued 3,613,514 shares, at $0.0037 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $12,050 in principal and $1,320 in accrued interest toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on October 26, 2018 was $0.0089 per share.

On November 12, 2018 the Company issued 1,000,000 shares to non-related party for services, recorded at the fair market value of the share price, in the amount of $11,500.

On November 30, 2018 the Company issued 5,208,333 shares to non-related party for services, recorded at the fair market value of the share price, in the amount of $36,979.

On December 14, 2018, the Company sold 4,353,125 shares to GHS Investments LLC, at $0.00472 per share, for cash proceeds of $20,547. The shares were issued at a discount to the market. Fair Market Value on December 14, 2018 was $0.0069 per share.

On December 31, 2018, our Chief Executive Officer, Dr. Ruggero M. Santilli requested the extinguishment of $250,000 of notes payable due. The Company extinguished $250,000 of notes payable due Dr. Ruggero M. Santilli on December 31, 2018 and booked the offsetting entry to Additional paid-in Capital due to it being a related party transaction.

PREFERRED STOCK

The Company has been authorized to issue 750,000,000 shares of $.001 par value Preferred Stock. The Board of Directors is expressly vested with the authority to divide any or all of the Preferred Stock into series and to fix and determine the relative rights and preferences of the shares of each series so established, within certain guidelines established in the Articles of Incorporation.

Series A: The certificate of designation for the Preferred A Stock provides that as a class it possesses a number of votes equal to fifteen (15) votes per share and may be converted into ten (10) $0.001 par value common shares.

On October 10, 2013, the Company issued fifty million (50,000,000) shares of our Series “A” Convertible Preferred Stock (the “Preferred Stock”) to Hadronic Technologies Press, Inc. (“Hadronic”), a Florida corporation maintaining its principal place of business at 35246 US Highway 19 North, Suite #215, Palm Harbor, Florida 34684. Our Directors, Dr. Ruggero M. Santilli and Mrs. Carla Santilli each own fifty percent of the equity in Hadronic. The Series “A” Convertible Preferred Stock has 15 votes per share and is convertible into 10 shares of our common stock at the election of the shareholder. Shares were valued at the par value of the common stock equivalents, $500,000.

At December 31, 2018 and 2017 there were Fifty million (50,000,000) shares of Series A Convertible Preferred Stock issued and outstanding, respectively.

OPTIONS AND WARRANTS

In accordance with employment agreements, common stock options are issued annually to the officers of the Company. The number of shares is determined by the number of shares outstanding at the end of the year at a percentage per the employment agreements, as described below. The strike price is the fair value trading price as of the anniversary date of the employment agreements. The options are based on the number of shares outstanding of the Company at the year end, at an exercise price at market price at the employment agreements annual anniversary, July 25th. As of December 31, 2018, the officers are entitled to 29,887 options, at an average exercise price of $0.2818. There is no expiration date to these options and only vest upon a change in control. The options were valued at $4,695, however no expense has been recognized with the associated options, as no options have vested or are considered by management to probable vest. The options were valued using the Black Scholes Method, using the following assumptions:

Weighted Average:	2018	2017
Risk-free interest rate	2.42%	1.24%
Expected lives (years)	10.0	10.0
Expected price volatility	161.40%	161.40%
Dividend rate	0.0%	0.0%
Forfeiture Rate	0.0%	0.0%

There are no other warrants or options outstanding to acquire any additional shares of common stock of the Company as of December 31, 2018.